Consolidated Balance Sheets (Parenthetical) - $ / shares	Jul. 31, 2024	Apr. 30, 2024	Apr. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	300,000,000	300,000,000
Common stock, shares issued	2,659,149	1,828,541	16,929
Common stock, shares outstanding	2,659,149	1,828,541	16,929